INVESTMENT SECURITIES (Details Narrative) - USD ($)	3 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2021
Common Stock [Member] | Zander Therapeutics [Member]
Sale of Stock, Number of Shares Issued in Transaction	18,300
Proceeds from Issuance or Sale of Equity	$ 25,000
Unrelated Party [Member]
Sale of Stock, Number of Shares Issued in Transaction		18,000	13,700
Proceeds from Issuance or Sale of Equity		$ 195,000	$ 300,000